Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2020 shares $ / shares	Oct. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, outstanding at beginning of year | shares	6,950	7,770
Number of options, granted | shares	1,089	1,090
Number of options, exercised | shares	(1,044)	(1,900)
Number of options, forfeited in the year | shares	(22)	(10)
Number of options, outstanding at end of year | shares	6,973	6,950
Number of options, exercisable at end of year | shares	3,314	2,980
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 79.88	$ 71.40
Weighted average exercise price, granted | $ / shares	103.64	96.55
Weighted average exercise price, exercised | $ / shares	65.39	55.05
Weighted average exercise price, forfeited in the year | $ / shares	50.28	54.99
Weighted average exercise price, outstanding at end of year | $ / shares	86.02	79.88
Weighted average exercise price, exercisable at end of year | $ / shares	$ 71.77	$ 64.24